Contracts Under Commitment	12 Months Ended
Aug. 31, 2017
Notes to Financial Statements
6. Contracts Under Commitment

The Company has leased an office in Los Angeles California for a period of twelve months commencing January 1, 2014. The office is located at Suite 101, 619 S. Ridgley Los Angeles CA 90036 ($2,000 per month) due on the first calendar day of each month. This twelve-month term automatically renews if no written notice of termination is given 30 days prior to the end on each term. The landlord agrees to accept either cash or shares as settlement for each months' rent. The landlord will defer rent in lieu of common shares at $0.10 a share as per the Registration Statement or cash. As a concession for this deferment, the landlord will charge an additional 20% per month for each month deferred. (ie. $400 or 4,000 shares at $0.10 per share.)

The California lease agreement was terminated effective August 31, 2016. The Company settled accounts payable to Digital Pilot a corporation controlled by Aerock Fox an Officer and Director of the company. As of August 31, 2017, the Company has an undetermined amount use of 619 S.Ridgley, Los Angeles CA suite for an indefinite period of time at no cost.

On February 24, 2017, the Company issued 768,000 common shares with a fair value of $0.10 per shares to settle accounts of $76,800 in the California lease agreement.

The Company has entered into a consulting agreement with Brad Kersch for marketing and business consulting. The term of the agreement is one year beginning January 1, 2014. Consideration for such consulting services is $2,000 per month payable in cash or common shares, at the Company’s election. The Consultant agrees to accept either cash or shares as settlement for each months' pay. The Consultant agrees to defer payments in lieu of shares at $0.10 a share as per the Registration Statement. As a concession for this deferment, the Consultant will charge an additional 20% per month for each month deferred. (ie. $400 or 4,000 shares at $0.10 per share.)

The consulting agreement was terminated effective December 31, 2016.

On February 24, 2017, the Company issued 864,000 common shares with a fair value of $0.10 per share to settle accounts of $86,400 in the consulting agreement with Brad Kersch, who is an officer and director of the company.